Net defined benefits liability_Sensitivity to actuarial assumptions used in the assessment of defined benefit obligation (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discount rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (165,754)	₩ (151,104)
Discount rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	195,475	178,434
Future wage growth rate | Increase by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption	193,149	176,169
Future wage growth rate | Decrease by 1% point
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption	₩ (167,037)	₩ (152,174)